Fair value measurement	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Fair value measurement

23. Fair value measurement

Fair values

The following table compares carrying amounts and fair values of the Group’s financial assets and liabilities:

		2017		2016
	Note	Carrying value $m	Fair value $m	Carrying value $m	Fair value $m
Financial assets
Cash and cash equivalents	17	168	168	206	206
Equity securities available-for-sale[a]	15	127	127	156	156
Loans and receivables:
Other financial assets	15	117	117	112	112
Trade and other receivables, excluding prepayments	16	477	477	403	403

		889	889	877	877

Financial liabilities
£400m 3.875% bonds 2022	20	(538)	(593)	(489)	(541)
£300m 3.75% bonds 2025	20	(406)	(441)	(370)	(408)
£350m 2.125% bonds 2026	20	(472)	(454)	(430)	(411)
Finance lease obligations	20	(231)	(318)	(227)	(297)
Unsecured bank loans	20	(262)	(262)	(107)	(107)
Bank overdrafts	20	(110)	(110)	(89)	(89)
Loyalty programme liability	32	(760)	(760)	(685)	(685)
Trade and other payables	18	(889)	(889)	(881)	(881)
Derivatives[a]		—	—	(3)	(3)
Provisions	19	(8)	(8)	(8)	(8)

		(3,676)	(3,835)	(3,289)	(3,430)

[a]	Financial assets and liabilities which are measured at fair value.

There are no other assets or liabilities measured at fair value on a recurring or non-recurring basis, or for which fair value is disclosed, other than as described in note 14.

The fair value of cash and cash equivalents and bank overdrafts approximates book value due to the short maturity of the investments and deposits, and the fair value of other financial assets approximates book value based on prevailing market rates. The fair value of the unsecured bank loans approximates book value as interest rates reset to market rates on a frequent basis. The fair value of trade and other receivables, trade and other payables, the future redemption liability of the Group’s loyalty programme and current provisions approximates to their carrying value.

Fair value hierarchy

The following table provides the fair value measurement hierarchy of the above assets and liabilities, other than those with carrying amounts which are reasonable approximations of their fair values:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	2017				2016
	Level 1 $m	Level 2 $m	Level 3 $m	Total $m	Level 1 $m	Level 2 $m	Level 3 $m	Total $m
Assets
Equity securities available-for-sale:
Quoted equity shares	10	—	—	10	14	—	—	14
Unquoted equity shares	—	—	117	117	—	—	142	142
Liabilities
£400m 3.875% bonds 2022	(593)	—	—	(593)	(541)	—	—	(541)
£300m 3.75% bonds 2025	(441)	—	—	(441)	(408)	—	—	(408)
£350m 2.125% bonds 2026	(454)	—	—	(454)	(411)	—	—	(411)
Finance lease obligations	—	(318)	—	(318)	—	(297)	—	(297)

Derivatives	—	—	—	—	—	(3)	—	(3)

There were no transfers between Level 1 and Level 2 fair value measurements during the year and no transfers into and out of Level 3.

The fair value of quoted equity shares and the bonds is based on their quoted market price.

Derivatives are fair valued using discounted future cash flows, taking into consideration exchange rates prevailing on the last day of the reporting period and interest rates from observable swap curves.

Finance lease obligations relate primarily to the lease of InterContinental Boston, which is fair valued by discounting the future cash flows payable under the loan, which are fixed, at a risk adjusted long-term interest rate. The interest rate used to discount the cash flows at 31 December 2017 was 6.9% (2016: 7.2%).

Unquoted equity shares are fair valued using the International Private Equity and Venture Capital Valuation Guidelines either by applying an average price-earnings (P/E) ratio for a competitor group to the earnings generated by the investment or by reference to share of net assets if the investment is currently loss-making or a recent property valuation is available. The average P/E ratio for the year was 30.7 (2016: 24.5) and a non-marketability factor of 30% (2016: 30%) is applied. A 10% increase in the average P/E ratio would result in a $2m increase (2016: $2m) in the fair value of the investments and a 10% decrease in the average P/E ratio would result in a $2m decrease (2016: $2m) in the fair value of the investments. A 10% increase in net assets would result in a $7m increase (2016: $7m) in the fair value of the investments and a 10% decrease in net assets would result in a $7m decrease (2016: $7m) in the fair value of the investments.

The following table reconciles the movements in the fair values of investments classified as Level 3 during the year:

	2017 $m	2016 $m
At 1 January	142	136
Additions	2	2
Disposals	(3)	(15)
Reclassification of associate (note 14)	—	14
Valuation gains recognised in other comprehensive income	48	5
Valuation gains reclassified to the income statement on disposal	(73)	—
Exchange and other adjustments	1	—

At 31 December	117	142